Income taxes, textuals (Details)	12 Months Ended
Dec. 31, 2018
Minimum stock ownership percentage for tax exemption	50.00%
Percentage Of Gross Income Subject To Tax	50.00%
Tax Rate On Us Source Shipping Income	4.00%